Cover	Jul. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2022
Entity File Number	000-55753
Entity Registrant Name	Can B̅ Corp.
Entity Central Index Key	0001509957
Entity Tax Identification Number	20-3624118
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	960 South Broadway
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Hicksville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11801
City Area Code	516
Local Phone Number	595-9544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false